PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES (Details 3) - Medmen Enterprises Inc. [Member] - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Balance at Beginning of Year	$ 15,016,935	$ 6,575,181
Increase in Balance Related to Tax Positions Taken During the Year	447,250	8,441,754
Balance at End of Year	$ 15,464,185	$ 15,016,935